Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2012				2011
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Epoxy, Phenolic and Coating Resins	$88	$—	$2	$90	$88	$—	$2	$90
Forest Products Resins	81	—	(2)	79	81	—	(4)	77

Total	$169	$—	$—	$169	$169	$—	$(2)	$167

The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2012 and 2011 are as follows:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Total
Goodwill balance at December 31, 2010	$91	$78	$169
Foreign currency translation	(1)	(1)	(2)

Goodwill balance at December 31, 2011	90	77	167
Foreign currency translation	—	2	2

Goodwill balance at December 31, 2012	$90	$79	$169

The Company’s intangible assets with identifiable useful lives consist of the following as of December 31:

	2012				2011
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Patents and technology	$110	$—	$(65)	$45	$110	$—	$(58)	$52
Customer lists and contracts	93	(17)	(49)	27	93	(17)	(44)	32
Other	25	—	(6)	19	25	—	(5)	20

Total	$228	$(17)	$(120)	$91	$228	$(17)	$(107)	$104

The impact of foreign currency translation on intangible assets is included in accumulated amortization.

In 2011, as a result of the permanent closure of a large customer and continued competitive pressures resulting in successive periods of negative cash flows associated with certain assets within the Company’s European forest products business, the Company recorded an impairment charge of $17 on certain customer list assets in its Forest Products Resins segment, which has been included in “Asset impairments” in the Consolidated Statements of Operations.

Total intangible amortization expense for the years ended December 31, 2012, 2011 and 2010 was $13, $15 and $15, respectively.

Estimated annual intangible amortization expense for 2013 through 2017 is as follows:

2013	$13
2014	12
2015	12
2016	11
2017	10